VARIABLE INTEREST ENTITIES - Additional Information (Details)	12 Months Ended
	Jun. 30, 2025 CNY (¥)	Jun. 30, 2025 USD ($)	Jun. 30, 2024 CNY (¥)	Jun. 30, 2024 USD ($)	Jun. 30, 2023 CNY (¥)
Variable Interest Entity [Line Items]
Revenue	¥ 66,285,032	$ 9,253,034	¥ 68,854,280		¥ 67,114,378
Operating expenses	72,560,249	10,129,021	92,515,355		88,199,718
Net loss	42,588,554	5,945,133	49,871,259		59,167,301
VIE
Variable Interest Entity [Line Items]
Revenue	66,285,032	9,253,034	68,854,280	$ 9,474,664	67,114,378
Operating expenses	41,373,992	5,775,587	45,301,827	6,233,739	35,547,439
Net loss	¥ 23,845,123	$ 3,328,651	¥ 19,760,427	$ 2,719,125	¥ 26,349,629